PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
PROPERTY AND EQUIPMENT, NET
Electronic equipment and others	¥ 19,489		¥ 19,618		$ 2,670
Less: accumulated depreciation	(16,013)		(13,449)		(2,194)
Property and equipment, net	3,476		6,169		$ 476
Depreciation expense	¥ 3,466	$ 475	¥ 4,065	¥ 4,130